Note 18 - Fair Value Disclosure Measurements	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Fair Value Disclosures [Text Block]
18.	FAIR VALUE DISCLOSURE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three
broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:
Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:
Assets and liabilities that have little to
no
pricing observability as of the reported date. These items do not
have
two
-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgement or estimation.

This hierarchy requires the use of observable market data when available.

The following tables present the assets measured on a recurring basis on the Consolidated Balance Sheet at their fair value by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2019

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$4,126	$-	$4,126
Obligations of states and political subdivisions	-	82,977	-	82,977
Mortgage-backed securities in government- sponsored entities	-	18,630	-	18,630
Total debt securities	-	105,733	-	105,733
Equity securities in financial institutions	710	-	-	710
Total	$710	$105,733	$-	$106,443

		December 31, 2018

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$7,471	$-	$7,471
Obligations of states and political subdivisions	-	73,093	-	73,093
Mortgage-backed securities in government- sponsored entities	-	17,758	-	17,758
Total debt securities	-	98,322	-	98,322
Equity securities in financial institutions	616	-	-	616
Total	$616	$98,322	$-	$98,938

Investment Securities Available for Sale
– The Company obtains fair values from an independent pricing service which represent quoted prices for similar assets, fair values determined by pricing models using a market approach that considers observable market data, such as interest rate volatilities, LIBOR yield curve, credit spreads and prices from market makers and live trading systems (Level II).

Equity Securities
- Equity securities that are traded on a national securities exchange are valued at their last reported sales price as of the measurement date. Equity securities traded in the over-the-counter (“OTC”) markets and listed securities for which no
sale was reported on that date are generally valued at their last reported “bid” price if held long, and last reported “ask” price if sold short. To the extent equity securities are actively traded and valuation adjustments are not
applied, they are categorized in Level I of the fair value hierarchy.

The following tables present the assets measured on a non-recurring basis on the Consolidated Balance Sheet at their fair value by level within the fair value hierarchy. Collateral-dependent impaired loans are carried at fair value if they have been charged down to fair value or if a specific valuation allowance has been established. A new cost basis is established at the time a property is initially recorded in OREO. OREO properties are carried at fair value if a devaluation has been taken to the property’s value subsequent to the initial measurement.
No
such devaluation occurred during the year ended
December 31, 2019.

		December 31, 2019

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$5,166	$5,166

		December 31, 2018

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$1,075	$1,075

Impaired Loans
– The Company has measured impairment on collateral-dependent impaired loans generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third
-party appraisals of the properties. In some cases, management may
adjust the appraised value due to the age of the appraisal, changes in market conditions, or observable deterioration of the property since the appraisal was completed. Additionally, management makes estimates about expected costs to sell the property which are also included in the net realizable value. If the fair value of the collateral-dependent loan is less than the carrying amount of the loan, a specific reserve for the loan is made in the allowance for loan losses or a charge-off is taken to reduce the loan to the fair value of the collateral (less estimated selling costs) and the loan is included in the above table as a Level III measurement. If the fair value of the collateral exceeds the carrying amount of the loan, then the loan is not
included in the above table as it is
not
currently being carried at its fair value. The fair values in the above tables include estimated selling costs of
$2.1
million and
$492,000
at
December 31, 2019
and
2018,
respectively.

The following tables present additional quantitative information about assets measured at fair value on a non-recurring basis and for which the Company uses Level III inputs to determine fair value:

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2019
Impaired loans	$5,166	Appraisal of collateral (1)	Appraisal adjustments (2)	40.3%	to	47.4%	(41.8%)

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2018
Impaired loans	$1,075	Appraisal of collateral (1)	Appraisal adjustment (2)	0.0%	to	100.0%	(40.6%)

(1)
Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level III inputs which are not
identifiable, less any associated allowance.

(2)
Appraisals
may
be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

The estimated fair value of the Company’s financial instruments not
measured at fair value on a recurring basis is as follows:

	December 31, 2019
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$35,113	$35,113	$-	$-	$35,113
Loans held for sale	1,220	-	1,220	-	1,220
Net loans	977,490	-	-	974,213	974,213
Bank-owned life insurance	16,511	16,511	-	-	16,511
Federal Home Loan Bank stock	3,848	3,848	-	-	3,848
Accrued interest receivable	3,471	3,471	-	-	3,471

Financial liabilities:
Deposits	$1,020,843	$652,043	$-	$371,193	$1,023,236
Short-term borrowings	5,075	5,075	-	-	5,075
Other borrowings	12,750	-	-	12,783	12,783
Accrued interest payable	917	917	-	-	917

	December 31, 2018
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$107,933	$107,933	$-	$-	$107,933
Loans held for sale	597	-	597	-	597
Net loans	984,681	-	-	973,124	973,124
Bank-owned life insurance	16,080	16,080	-	-	16,080
Federal Home Loan Bank stock	3,679	3,679	-	-	3,679
Accrued interest receivable	3,633	3,633	-	-	3,633

Financial liabilities:
Deposits	$1,016,067	$715,153	$-	$298,891	$1,014,044
Short-term borrowings	90,398	90,398	-	-	90,398
Other borrowings	8,803	-	-	8,827	8,827
Accrued interest payable	744	744	-	-	744

All financial instruments included in the above tables, with the exception of net loans, deposits, and other borrowings, are carried at cost, which approximates the fair value of the instruments.